Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Parenthetical) (Detail)	Dec. 31, 2019 € / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares
Unilever N.V. [member]
Disclosure of reserves within equity [line items]
Par value per share | € / shares	€ 0.16		€ 0.16		€ 0.16
Unilever PLC [member]
Disclosure of reserves within equity [line items]
Par value per share | £ / shares		£ 0.0311		£ 0.0311		£ 0.0311